Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Chesapeake Investment Trust
Entity Central Index Key	0000893759
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000028818
Shareholder Report [Line Items]
Fund Name	The Chesapeake Growth Fund
Trading Symbol	CHCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Chesapeake Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/chesapeake/. You can also request this information by contacting us at (800) 430-3863.
Additional Information Phone Number	(800) 430-3863
Additional Information Website	https://funddocs.filepoint.com/chesapeake/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chesapeake Growth Fund (The)	$86	1.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Chesapeake Growth Fund (The)	S&P 500® Index
Apr-2015	$10,000	$10,000
Apr-2016	$9,779	$10,121
Apr-2017	$11,354	$11,934
Apr-2018	$13,716	$13,517
Apr-2019	$14,975	$15,341
Apr-2020	$15,390	$15,474
Apr-2021	$21,887	$22,589
Apr-2022	$18,918	$22,637
Apr-2023	$18,191	$23,240
Apr-2024	$20,703	$28,507
Apr-2025	$22,242	$31,955

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Chesapeake Growth Fund (The)	7.43%	7.64%	8.32%
S&P 500® Index	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 430-3863 or visit https://funddocs.filepoint.com/chesapeake/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 430-3863 or visit https://funddocs.filepoint.com/chesapeake/ for updated performance information.
AssetsNet	$ 40,841,162
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 209,069
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of April 30, 2025)

Net Assets	$40,841,162
Number of Portfolio Holdings	37
Advisory Fee	$209,069
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

(as of April 30, 2025)

Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

Top 10 Holdings (% of net assets)

(as of April 30, 2025)

Holding Name	% of Net Assets
Mastercard, Inc. - Class A	6.9%
Apple, Inc.	6.5%
Microsoft Corporation	5.9%
TransDigm Group, Inc.	5.6%
Amazon.com, Inc.	5.2%
Alphabet, Inc. - Class C	5.0%
UBS Group AG	4.7%
TJX Companies, Inc. (The)	4.1%
Netflix, Inc.	4.0%
NVIDIA Corporation	3.8%

Sector Weighting (% of net assets)

(as of April 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Consumer Staples	0.9%
Energy	2.1%
Materials	3.2%
Health Care	3.5%
Financials	8.2%
Money Market Funds	10.6%
Communications	10.9%
Industrials	12.5%
Consumer Discretionary	14.2%
Technology	34.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.